UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment |_|; Amendment Number:
      This Amendment (Check only one): |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Shenkman Capital Management, Inc.
Address: 461 Fifth Avenue, 22nd Floor
         New York, New York 10017

Form 13F File Number: 28-10621

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard H. Weinstein
Title: Executive Vice President
Phone: 212-867-9090

Signature, Place, and Date of Signing:

/s/ Richard H. Weinstein       New York, New York                 May 13, 2011
------------------------       ------------------              -----------------
      [Signature]                 [City, State]                     [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 59

Form 13F Information Table Value Total: $1,151,817
                                        (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      None.

SHENKMAN CAPITAL MANAGEMENT, INC.                     13F SECURITIES HOLDINGS                                         As of 3/31/11


                                                                                                                 VOTING AUTHORITY
                                                             VALUE   SHRS OR     SH/ PUT/ INVESTMENT  OTHER   ----------------------
NAME OF ISSUER                TITLE OF CLASS   CUSIP        (X$1000) PRN AMT     PRN CALL DISCRETION MANAGERS SOLE       SHARED NONE
--------------                --------------   -----        -------- -------     --- ---- ---------- -------- ----       ------ ----
ADVANCED MICRO DEVICES INC    NOTE 5.750% 8/1  007903AN7     1,308    1,258,000  PRN        Sole              1,258,000
ADVANCED MICRO DEVICES INC    NOTE 6.000% 5/0  007903AL1     73,369   70,977,000 PRN        Sole              70,977,000
AFFILIATED MANAGERS GROUP     NOTE 3.950% 8/1  008252AL2     8,354    7,095,000  PRN        Sole              7,095,000
ALLIANCE DATA SYSTEMS CORP    NOTE 1.750% 8/0  018581AD0     4,594    3,820,000  PRN        Sole              3,820,000
ALLIANT TECHSYSTEMS INC       NOTE 2.750% 9/1  018804AN4     1,824    1,810,000  PRN        Sole              1,810,000
AMGEN INC                     NOTE 0.375% 2/0  031162AQ3     3,567    3,585,000  PRN        Sole              3,585,000
ARCHER DANIELS MIDLAND CO     NOTE 0.875% 2/1  039483AW2     4,632    4,175,000  PRN        Sole              4,175,000
ARRIS GROUP INC               NOTE 2.000%11/1  04269QAC4     4,421    4,065,000  PRN        Sole              4,065,000
ARVINMERITOR INC              NOTE 4.625% 3/0  043353AF8     2,816    2,495,000  PRN        Sole              2,495,000
AVIS BUDGET GROUP             NOTE 3.500%10/0  053774AB1     21,416   16,235,000 PRN        Sole              16,235,000
BARRETT BILL CORP             NOTE 5.000% 3/1  06846NAA2     7,144    6,995,000  PRN        Sole              6,995,000
BECKMAN COULTER INC           NOTE 2.500%12/1  075811AD1     2,963    2,495,000  PRN        Sole              2,495,000
BLACKBOARD INC                NOTE 3.250% 7/0  091935AA4     4,012    3,975,000  PRN        Sole              3,975,000
BRISTOW GROUP INC             NOTE 3.000% 6/1  110394AC7     8,531    8,515,000  PRN        Sole              8,515,000
CAL DIVE INTL INC             NOTE 3.250%12/1  127914AB5     45,704   45,590,000 PRN        Sole              45,590,000
CASELLA WASTE SYS INC         CL A             147448104     3,940    549,525    SH         Sole              549,525
CENTRAL EUROPEAN MEDIA        NOTE 5.000%11/1  153443AH9     4,656    5,095,000  PRN        Sole              5,095,000
CHARLES RIV LABS INTL INC     NOTE 2.250% 6/1  159864AB3     3,532    3,380,000  PRN        Sole              3,380,000
CHESAPEAKE ENERGY CORP        NOTE 2.500% 5/1  165167BZ9     48,680   45,020,000 PRN        Sole              45,020,000
CHESAPEAKE ENERGY CORP        NOTE 2.750%11/1  165167BW6     23,883   20,500,000 PRN        Sole              20,500,000
CUBIST PHARMACEUTICALS INC    NOTE 2.250% 6/1  229678AC1     2,272    2,090,000  PRN        Sole              2,090,000

                                                                                                                 VOTING AUTHORITY
                                                             VALUE   SHRS OR     SH/ PUT/ INVESTMENT  OTHER   ----------------------
NAME OF ISSUER                TITLE OF CLASS   CUSIP        (X$1000) PRN AMT     PRN CALL DISCRETION MANAGERS SOLE       SHARED NONE
--------------                --------------   -----        -------- -------     --- ---- ---------- -------- ----       ------ ----
ENERSYS                       NOTE 3.375% 6/0  29275YAA0     8,972    7,250,000  PRN        Sole              7,250,000
EQUINIX INC                   NOTE 2.500% 4/1  29444UAF3     6,646    6,375,000  PRN        Sole              6,375,000
EURONET WORLDWIDE INC         NOTE 3.500%10/1  298736AF6     4,153    4,145,000  PRN        Sole              4,145,000
GENERAL CABLE CORP DEL NEW    NOTE 0.875%11/1  369300AD0     49,225   44,750,000 PRN        Sole              44,750,000
GOODRICH PETE CORP            NOTE 5.000%10/0  382410AC2     6,934    6,830,000  PRN        Sole              6,830,000
GROUP 1 AUTOMOTIVE INC        FRNT 2.250% 6/1  398905AE9     20,168   19,895,000 PRN        Sole              19,895,000
HANOVER COMPRESSOR CO         NOTE 4.750% 1/1  410768AE5     20,291   20,265,000 PRN        Sole              20,265,000
HEALTH CARE REIT INC          NOTE 3.000%12/0  42217KAR7     4,259    3,790,000  PRN        Sole              3,790,000
HOLOGIC INC                   FRNT 2.000%12/1  436440AA9     81,703   84,500,000 PRN        Sole              84,500,000
HORNBECK OFFSHORE SVCS INC N  FRNT 1.625%11/1  440543AE6     17,359   17,635,000 PRN        Sole              17,635,000
ICONIX BRAND GROUP INC        NOTE 1.875% 6/3  451055AB3     36,302   35,590,000 PRN        Sole              35,590,000
INTERPUBLIC GROUP COS INC     NOTE 4.250% 3/1  460690BA7     19,331   16,755,000 PRN        Sole              16,755,000
L-1 IDENTITY SOLUTIONS INC    NOTE 3.750% 5/1  50212AAB2     22,385   22,385,000 PRN        Sole              22,385,000
LEAP WIRELESS INTL INC        NOTE 4.500% 7/1  521863AL4     18,703   19,307,000 PRN        Sole              19,307,000
LEVEL 3 COMMUNICATIONS INC    NOTE 3.500% 6/1  52729NBK5     50,426   50,775,000 PRN        Sole              50,775,000
LIBERTY MEDIA CORP NEW        DEB 3.125% 3/3   530718AF2     15,225   12,785,000 PRN        Sole              12,785,000
LIFEPOINT HOSPITALS INC       NOTE 3.500% 5/1  53219LAH2     76,314   71,405,000 PRN        Sole              71,405,000
LINEAR TECHNOLOGY CORP        NOTE 3.000% 5/0  535678AC0     21,308   19,895,000 PRN        Sole              19,895,000
LIVE NATION ENTERTAINMENT IN  NOTE 2.875% 7/1  538034AB5     6,900    7,500,000  PRN        Sole              7,500,000
LUCENT TECHNOLOGIES INC       DBCV 2.875% 6/1  549463AH0     58,651   60,309,000 PRN        Sole              60,309,000
MEDTRONIC INC                 NOTE 1.625% 4/1  585055AM8     1,132    1,100,000  PRN        Sole              1,100,000
MICRON TECHNOLOGY INC         NOTE 1.875% 6/0  595112AH6     42,412   38,955,000 PRN        Sole              38,955,000
MYLAN INC                     NOTE 1.250% 3/1  628530AG2     12,153   11,010,000 PRN        Sole              11,010,000
PANTRY INC                    NOTE 3.000%11/1  698657AL7     18,262   18,400,000 PRN        Sole              18,400,000

                                                                                                                 VOTING AUTHORITY
                                                             VALUE   SHRS OR     SH/ PUT/ INVESTMENT  OTHER   ----------------------
NAME OF ISSUER                TITLE OF CLASS   CUSIP        (X$1000) PRN AMT     PRN CALL DISCRETION MANAGERS SOLE       SHARED NONE
--------------                --------------   -----        -------- -------     --- ---- ---------- -------- ----       ------ ----
PROLOGIS                      NOTE 2.250% 4/0  743410AQ5     827      825,000    PRN        Sole              825,000
PROLOGIS                      NOTE 3.250% 3/1  743410AY8     4,535    3,855,000  PRN        Sole              3,855,000
RAYONIER TRS HLDGS INC        NOTE 3.750%10/1  75508AAB2     2,402    2,000,000  PRN        Sole              2,000,000
SANDISK CORP                  NOTE 1.000% 5/1  80004CAC5     77,230   78,756,000 PRN        Sole              78,756,000
SBA COMMUNICATIONS CORP       NOTE 1.875% 5/0  78388JAN6     20,288   17,885,000 PRN        Sole              17,885,000
SESI L L C                    NOTE 1.500%12/1  78412FAH7     10,513   9,935,000  PRN        Sole              9,935,000
SIRIUS SATELLITE RADIO INC    NOTE 3.250%10/1  82966UAD5     12,409   12,332,000 PRN        Sole              12,332,000
SONIC AUTOMOTIVE INC          NOTE 5.000%10/0  83545GAQ5     5,963    4,545,000  PRN        Sole              4,545,000
STEWART ENTERPRISES INC       NOTE 3.125% 7/1  860370AH8     15,432   14,910,000 PRN        Sole              14,910,000
STEWART ENTERPRISES INC       NOTE 3.375% 7/1  860370AK1     586      580,000    PRN        Sole              580,000
TIME WARNER TELECOM INC       DBCV 2.375% 4/0  887319AC5     1,390    1,170,000  PRN        Sole              1,170,000
TRINITY INDS INC              NOTE 3.875% 6/0  896522AF6     88,697   81,280,000 PRN        Sole              81,280,000
UNISOURCE ENERGY CORP         NOTE 4.500% 3/0  909205AB2     5,200    4,900,000  PRN        Sole              4,900,000
UNITED AUTO GROUP INC         NOTE 3.500% 4/0  909440AH2     5,513    5,513,000  PRN        Sole              5,513,000

                                             TOTAL (x$1,000) 1,151,817